Deferred income tax	12 Months Ended
Dec. 31, 2023
Deferred income tax
Deferred income tax

16.Deferred income tax

	2023	2022	*
	$’000	$'000

Deferred income tax assets	63,786	78,369
Deferred income tax liabilities	(137,106)	(183,518)
Net deferred tax liabilities	(73,320)	(105,149)

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when the deferred income taxes relate to the same fiscal authority and are classified on a net basis within either deferred tax assets or deferred tax liabilities. These net country amounts are aggregated according to their asset or liability position and presented as then aggregated in the statement of financial position:

	2023	2022	*
	$’000	$'000
Deferred income tax assets
Property, plant and equipment**	(4,807)	(7,137)
Intangible assets	23,386	20,313
Provisions**	3,490	14,574
Tax losses	30,668	28,443
Right of use asset**	(73,400)	(53,820)
Lease liability**	84,886	65,419
Other**	(437)	10,577
Total	63,786	78,369

	2023	2022	*
	$'000	$'000
Deferred income tax liabilities
Property, plant and equipment**	(107,444)	(165,602)
Intangible assets	(168,133)	(197,932)
Provisions**	46,734	57,075
Unrealized derivative income	20,194	(337)
Timing differences on loans	4,100	19,071
Unrealized foreign exchange	14,719	12,150
Tax losses	21,676	11,164
Unutilized capital allowances	30,085	79,110
Right of use asset**	(42,299)	(81,987)
Lease liability**	49,676	88,255
Other**	(6,414)	(4,485)
Total	(137,106)	(183,518)

The Group recognizes deferred tax assets to the extent that it is probable that sufficient future taxable profits will arise against which these deductible temporary differences can be utilized. As of December 31, 2023, a net deferred tax asset of $57.9 million has been recognized with respect to the Brazil tower business, which includes tax losses and other deductible temporary differences. The Group has performed an assessment of recovery of deferred tax assets for this entity using forecasted future taxable profits and considers that it is probable that sufficient future taxable profits will arise against which these losses and deductible temporary differences can be utilized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.

							Other including
			Provisions/				Unrealized
	Property,		share‑based				exchange
	plant and		payments		Intangible	Loans and	differences		Right of use		Lease
	equipment	**	obligation	**	assets	derivatives	/tax losses	**	asset	**	liability	**	Total
Net deferred income tax	$'000		$'000		$'000	$'000	$'000		$'000		$'000		$'000

At January 1, 2021	(168,784)		81,846		(191,887)	(26,054)	135,529		(136,986)		142,595		(163,741)
Additions through business combinations	(6,065)		—		(73,330)	—	—		—		—		(79,395)
Tax (charge)/income	(2,185)		(7,659)		85,254	9,295	(11,895)		(11,368)		12,274		73,716
Effects of movement in exchange rates	11,014		(4,759)		13,806	1,874	(10,181)		9,508		(9,897)		11,365
At December 31, 2021	(166,020)		69,428		(166,157)	(14,885)	113,453		(138,846)		144,972		(158,055)

At January 1, 2022	(166,020)		69,428		(166,157)	(14,885)	113,453		(138,846)		144,972		(158,055)
Additions through business combinations (note 31)*	(61,184)		—		(76,680)	—	—		—		—		(137,864)
Tax income*	49,634		3,859		59,702	33,127	26,044		8,752		2,737		183,855
Effects of movement in exchange rates*	4,831		(1,638)		5,516	492	(2,538)		(5,713)		5,965		6,915
At December 31, 2022	(172,739)		71,649		(177,619)	18,734	136,959		(135,807)		153,674		(105,149)

At January 1, 2023	(172,739)		71,649		(177,619)	18,734	136,959		(135,807)		153,674		(105,149)
Additions through business combinations (note 31)	—		—		—	—	—		—		—		—
Tax income/(charge)	24,045		(8,943)		(9,239)	10,002	(14,195)		(12,090)		17,322		6,902
Effects of movement in exchange rates	36,443		(12,482)		42,111	(4,442)	(32,467)		32,198		(36,434)		24,927
At December 31, 2023	(112,251)		50,224		(144,747)	24,294	90,297		(115,699)		134,562		(73,320)

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

**Re-presented following adoption of IAS 12. Refer to note 2.1.1 above for further information.

Deferred income tax assets are recognized for deductible temporary differences and tax losses carried forward only to the extent that the realization of the related tax benefits are expected to be met through the reversal of taxable temporary differences and future taxable profits. The Group has $2.4 billion (2022: $1.8 billion, 2021: $1.8 billion) in deductible temporary differences for which no deferred tax is recognized. The amounts due to expire primarily relate to excess finance costs in Nigeria. Amounts due to expire on December 31, 2024, December 31, 2025, December 31, 2026 and December 31, 2027, respectively, are as follows: $91.1 million (2022: $222.3 million, 2021: $230.9 million), $138.9 million (2022: $180.0 million, 2021: $191.0 million), $63.6 million (2022: $274.3 million, 2021: $298.1) and $39.4 million (2022: $99.4 million, 2021: $Nil).

As of December 31, 2023, 2022 and 2021, there were $6.5 million, $122.2 million and $104.9 million, respectively, of temporary differences associated with undistributed earnings of subsidiaries, of which deferred tax liabilities have not been recognized.